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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06471

Invesco Trust for Investment Grade Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us	VK-CE-IGMUNI-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–165.63%(a)

Alabama–2.69%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	$1,275	$1,435,446
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	1,275	1,425,182
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	3,225	3,390,894
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2030	2,500	2,833,200
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (c)	5.00%	01/01/2042	4,995	5,508,286
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	2,525	2,531,969
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,395	3,930,833
				21,055,810

Alaska–0.73%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,755	5,397,781
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/2016	300	301,413
				5,699,194

Arizona–3.67%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,436,282
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (d)(e)	5.00%	07/01/2018	2,560	2,824,576
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/2018	3,835	4,231,347
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	750	837,345
Series 2010, RB	5.13%	05/15/2040	1,500	1,682,610
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/2032	1,775	1,846,816
Navajo County Pollution Control Corp.; Series 2009 E, PCR (e)	5.75%	06/01/2016	1,035	1,060,947
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	970	921,122
Series 2009, Education RB	7.13%	01/01/2045	925	883,051
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	510	568,120
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,175	3,419,221
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/2037	3,315	3,371,057
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/2028	3,145	3,497,869
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	1,000	1,140,580
				28,720,943

California–16.51%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (b)	6.00%	09/01/2016	685	710,133
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/2018	6,000	6,573,960
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	1,250	877,025

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (c)	5.00%	12/01/2024	$1,175	$1,293,640
Series 2008 AE, Water System RB (c)	5.00%	12/01/2025	1,500	1,650,885
Series 2008 AE, Water System RB (c)	5.00%	12/01/2026	1,500	1,649,880
Series 2008 AE, Water System RB (c)	5.00%	12/01/2027	875	961,520
Series 2008 AE, Water System RB (c)	5.00%	12/01/2028	1,500	1,652,415
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	1,500	1,717,815
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,186,180
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/2023	2,310	2,371,723
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/2028	5,500	5,601,200
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2027	1,415	1,555,000
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2030	1,650	1,772,809
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2037	3,610	3,852,628
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	2,000	2,257,960
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	875	925,461
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,800	2,077,884
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,845	2,120,163
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,055	1,212,343
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,790	3,154,374
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	3,800	4,408,722
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,500	3,014,950
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,850	2,120,784
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	560	575,389
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/2036	5,580	6,383,018
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (b)	5.00%	09/01/2033	585	586,761
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (d)(h)	0.00%	01/01/2023	10,750	9,398,510
Series 2015, Ref. CAB Toll Road RB (INS-AGM) (b)(h)	0.00%	01/15/2034	4,225	2,002,861
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	4,695	4,633,214
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,680	5,181,637
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,400	1,610,196
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,653,650
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (c)	5.00%	05/15/2035	1,000	1,136,020
Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,259,220
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,800	2,041,848
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,291,110
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	105	112,200
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/2039	1,700	1,881,288
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	3,415	3,843,446
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/2036	6,210	7,199,377
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2025	1,165	1,336,791
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2026	2,335	2,666,476
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	5,070	5,924,447
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	710	793,042
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,774,075

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	$1,440	$1,688,256
Vernon (City of); Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	995	1,097,734
Series 2009 A, Electric System RB	5.13%	08/01/2021	2,255	2,489,317
				129,279,337

Colorado–3.10%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/2038	3,000	3,341,430
Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/2041	2,650	2,942,030
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/2036	7,300	7,695,806
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	670	669,946
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	505	495,117
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,700	1,918,654
Series 2010, Private Activity RB	6.50%	01/15/2030	2,100	2,437,764
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,750	1,970,658
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	855	867,671
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/2036	1,906	1,914,520
				24,253,596

Connecticut–0.72%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(g)	6.60%	07/01/2024	3,580	3,592,208
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/2021	1,800	2,059,452
				5,651,660

District of Columbia–5.48%

District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2034	3,525	4,105,250
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2035	7,050	8,181,596
District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS-ACA) (b)	5.75%	06/01/2018	1,540	1,543,835
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,245	2,163,978
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	3,650	4,368,137
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	1,100	1,321,573
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	6,000	6,524,400
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/2029	1,150	1,255,375
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/2034	2,350	2,557,129
Series 2013 A, Sub. Lien Public Utility RB (c)	5.00%	10/01/2044	3,080	3,479,661
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,975	7,408,775
				42,909,709

Florida–11.84%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/2017	685	709,304
Series 2007, IDR	5.88%	11/15/2036	1,000	1,019,930
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,183,860
Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, Health Care Facilities RB (d)(e)	5.00%	04/01/2016	4,960	5,039,360
Broward (County of); Series 2013 C, Airport System RB	5.25%	10/01/2038	2,380	2,703,323

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	$3,410	$3,632,946
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,340	1,562,413
Series 2014 B-2, TEMPS-70 SM Continuing Care Community RB (f)	6.50%	05/15/2020	1,335	1,337,069
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,450	1,698,023
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/2020	305	323,300
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2026	1,910	2,052,314
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2027	1,935	2,076,623
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2028	2,100	2,249,877
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2032	2,500	2,670,875
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	2,475	2,865,902
Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB (i)	5.10%	05/01/2014	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB (j)	6.75%	05/01/2039	2,145	389,403
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.38%	10/01/2033	1,450	1,581,399
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/2038	3,260	3,569,439
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/2041	10,600	10,849,100
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (b)(g)	4.50%	09/01/2034	3,130	3,163,397
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	4,600	5,141,006
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/2025	5,105	5,300,317
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,035,650
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	4,250	4,702,498
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	970	1,112,493
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/2028	1,000	1,136,310
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,180	1,334,179
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (f)	7.00%	10/01/2025	1,000	1,015,780
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/2035	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	185	185,107
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	220	218,317
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,650	1,813,482
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/2023	4,000	4,620,840
Series 2011, Ref. RB (c)	5.00%	10/01/2031	3,860	4,522,646
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(e)	5.35%	05/01/2018	4,675	5,123,332
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	348	3
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	465	464,191
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/2027	600	628,530
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/2035	1,145	1,089,250
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (k)	1.34%	01/01/2049	1,875	658,425
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	694	7
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,208	845,491
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,106,330
				92,732,049

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–3.83%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	$680	$787,760
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	370	428,634
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	310	355,703
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/2030	1,000	1,003,590
Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,850	2,196,912
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	2,000	2,375,040
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,850	2,196,912
Series 2015, Ref. Water & Wastewater RB (c)	5.00%	11/01/2040	12,580	14,386,614
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	2,500	2,745,475
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/2020	1,805	1,975,608
Series 1998 Y, Power RB (d)	6.50%	01/01/2017	60	60,328
Series 1998 Y, Power RB (INS-NATL) (b)	6.50%	01/01/2017	1,445	1,481,602
				29,994,178

Hawaii–1.19%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,480	1,664,600
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,305,420
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	3,075	3,433,822
Series 2015 A, Airport System RB (g)	5.00%	07/01/2045	1,740	1,927,033
				9,330,875

Idaho–0.74%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,142,530
Series 2008 A, RB	6.75%	11/01/2037	1,500	1,699,680
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	985	1,017,081
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/2021	1,645	1,914,303
				5,773,594

Illinois–17.24%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,910	1,942,222
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/2040	1,100	1,206,931
Series 2013, Industrial Project RB	5.50%	11/01/2042	845	914,932
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/2032	2,770	3,120,488
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/2041	1,275	1,371,428
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/2033	5,700	6,064,458
Series 2015 C, RB (g)	5.00%	01/01/2046	865	938,560
Series 2015 D, RB	5.00%	01/01/2046	605	668,150
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/2036	5,760	6,201,331
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,835	4,122,548
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	695	729,931
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	435	456,211
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	350	367,066
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	3,500	3,624,215
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	525	561,209
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,010	1,079,660
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,910	3,086,928
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,745	2,893,395
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	2,025	2,115,558

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/2032	$1,200	$1,283,880
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	895	953,954
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,475	3,675,890
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,114,420
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,574,767
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS-AGM) (b)	6.75%	04/15/2017	550	577,264
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/2022	1,860	2,075,407
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/2024	3,500	3,903,970
Series 2009 A, RB (c)	5.75%	08/15/2030	2,000	2,299,960
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB (d)(e)	5.75%	11/15/2017	4,500	4,929,390
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,673,024
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65 SM RB	7.00%	11/15/2015	2,440	1,439,356
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/2035	1,900	2,190,149
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,016,200
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	2,885	3,400,809
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,378,529
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	4,500	4,855,725
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (d)	7.00%	02/15/2018	915	979,873
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/2038	2,455	2,722,988
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/2041	3,565	3,984,315
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,720	4,166,549
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (g)	5.05%	08/01/2029	1,330	1,348,301
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(h)	0.00%	12/15/2029	2,800	1,597,876
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/2050	3,375	3,567,476
Series 2015 A, RB	5.50%	06/15/2053	1,800	1,975,896
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2031	1,235	1,379,828
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2032	1,125	1,254,307
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	3,875	4,311,403
Series 2015 A, RB (c)	5.00%	01/01/2040	6,480	7,304,969
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,255	1,310,433
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2038	2,525	2,816,082
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,300	1,359,930
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,150	1,199,714
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,300	1,383,317
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	1,800	2,016,234
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	5,475	6,393,541
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	1,370	1,386,933
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/2042	715	746,103
				135,013,983

Indiana–4.84%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/2036	5,600	5,810,336
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,505	4,109,928

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	$2,200	$2,599,322
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (g)	5.00%	09/01/2046	1,535	1,652,028
Series 2014, RB (g)	5.25%	09/01/2034	895	1,000,699
Series 2014, RB (g)	5.25%	09/01/2040	2,585	2,823,466
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (g)	5.00%	07/01/2040	3,960	4,239,536
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2035	500	543,670
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2048	590	625,961
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,525	1,616,851
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,680	3,833,272
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2034	1,500	1,727,430
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/2030	3,300	3,759,294
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM) (b)(h)	0.00%	01/15/2019	1,280	1,220,570
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/2034	1,500	1,818,315
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/2042	500	516,950
				37,897,628

Iowa–0.29%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	2,000	2,004,400
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	290	279,134
				2,283,534

Kansas–1.12%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/2038	3,800	4,356,852
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,400	1,629,502
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,470	2,749,085
				8,735,439

Kentucky–3.09%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/2028	2,300	2,479,653
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,195	1,290,731
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,005	1,086,345
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/2030	1,000	1,137,440
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,850	2,117,861
Series 2010 A, Hospital RB	6.50%	03/01/2045	3,400	3,897,726
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2024	2,470	2,763,955
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2025	2,780	3,107,929
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,126,210
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/2036	3,915	4,001,443
Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,143,720
				24,153,013

Louisiana–2.44%

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/2030	1,700	1,705,916

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (g)	8.00%	07/01/2039	$2,085	$2,109,353
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/2026	3,100	3,508,115
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,260	1,395,639
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/2022	1,000	1,068,560
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	3,750	3,860,062
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	885	990,465
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,680	1,899,576
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,415	1,572,985
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	885	994,590
				19,105,261

Maryland–0.98%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/2040	960	977,616
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/2042	1,915	2,008,644
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,779,278
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,565	1,708,479
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,110	1,203,706
				7,677,723

Massachusetts–3.80%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,455	1,644,965
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2032	6,000	6,727,860
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/2032	2,700	2,882,412
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)	5.00%	10/01/2038	7,000	7,519,400
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/2032	1,225	1,478,795
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/2035	5,740	6,007,197
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (c)	5.00%	08/01/2031	3,000	3,524,430
				29,785,059

Michigan–2.03%

Grand Rapids (City of) Downtown Development Authority; Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (b)(h)	0.00%	06/01/2016	2,765	2,750,816
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,275	1,360,310
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2030	2,785	3,147,524
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	640	700,211
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2035	1,250	1,387,000
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	640	711,149
Michigan (State of) Finance Authority (Midmichigan Health); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,330	2,559,062
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	3,000	3,302,490
				15,918,562

Minnesota–0.97%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	2,750	3,175,425
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,850	2,149,645

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB (d)(e)	5.25%	11/15/2016	$2,200	$2,301,464
				7,626,534

Missouri–1.85%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/2038	1,700	1,715,674
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	2,500	2,560,250
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,614,127
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	430	442,526
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/2035	1,200	1,281,480
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	900	906,363
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/2021	1,250	1,290,050
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	975	1,083,985
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	2,335	2,596,006
				14,490,461

Nebraska–1.01%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	1,500	1,653,150
Series 2012, Gas RB	5.00%	09/01/2042	2,750	2,970,275
Series 2012, Gas RB	5.25%	09/01/2037	1,500	1,659,420
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,629,705
				7,912,550

Nevada–1.54%

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	4,300	4,731,032
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	3,300	3,630,792
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/2017	3,460	3,695,211
				12,057,035

New Jersey–5.90%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	2,475	2,748,933
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.13%	01/01/2034	1,250	1,364,337
Series 2013, Private Activity RB (g)	5.38%	01/01/2043	1,000	1,072,730
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/2021	22,165	24,186,005
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2017	2,095	2,220,323
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	900	999,441
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,735	5,671,571
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,070	865,181
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	4,120	3,731,772
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	4,130	3,354,634
				46,214,927

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–0.74%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	$3,125	$3,443,844

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/2032	2,050	2,339,583
				5,783,427

New York–18.24%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/2040	2,070	2,351,934
Series 2009, PILOT RB	6.38%	07/15/2043	860	981,802
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,100	2,962,019
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/2028	4,000	4,548,800
Series 2010 D, RB	5.25%	11/15/2026	7,500	8,742,000
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL) (b)(g)	5.75%	12/01/2022	3,000	3,014,670
Series 1997 6, Special Obligation RB (INS-NATL) (b)(g)	5.75%	12/01/2025	3,000	3,009,030
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	3,000	3,507,810
New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/2035	12,100	12,570,812
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (c)(d)(e)	5.00%	06/15/2018	8,450	9,319,421
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	9,285	10,325,105
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB (d)	5.40%	01/01/2018	6,450	6,758,439
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/2039	5,300	5,874,308
Series 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/2038	10,155	11,573,146
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	7,000	7,922,390
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/2026	7,225	7,804,806
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/2030	3,390	3,937,722
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/2024	3,000	3,341,460
New York (State of) Dormitory Authority; Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/2037	2,900	3,292,457
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/2040	5,655	6,446,135
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2026	2,800	3,111,864
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2027	3,100	3,439,326
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	5,670	6,533,711
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	2,910	3,448,612
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (g)	5.35%	11/01/2037	2,400	2,459,424
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,450	5,589,956
				142,867,159

North Carolina–2.18%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	6,415	7,341,775
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	1,255	1,312,818
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	6,510	7,304,611
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/2037	1,050	1,081,405
				17,040,609

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Dakota–0.14%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	$1,000	$1,057,760

Ohio–8.38%
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	4,029,049
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,226,473
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	5,965	5,172,550
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,150	1,231,926
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	450	459,374
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	3,685	4,109,881
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,200	1,406,772
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/2024	4,800	5,170,080
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,500	4,846,635
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,525	4,873,878
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/2037	3,500	4,309,725
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/2041	1,625	1,709,695
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (c)	5.00%	01/01/2027	4,000	4,473,320
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(g)	5.00%	12/31/2039	825	909,447
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(g)	4.80%	09/01/2036	8,000	8,072,640
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	4,300	4,608,353
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2035	2,390	2,614,803
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	5.88%	06/01/2016	3,610	3,686,243
Series 2010 C, Ref. PCR (e)	4.00%	06/03/2019	2,650	2,742,459
				65,653,303

Pennsylvania–2.19%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.50%	03/01/2028	1,500	1,705,260
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,450	1,613,198
Series 2010 D, RB	5.00%	01/01/2040	1,500	1,668,825
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,900	3,165,031
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/2039	1,825	2,005,273
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/2028	3,450	3,885,769
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/2034	2,100	2,350,425
Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/2039	1,000	732,110
				17,125,891

Rhode Island–0.56%

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	4,350	4,415,772

South Carolina–1.81%

Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP (d)	5.25%	02/01/2016	890	896,800
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/2038	1,000	1,108,480
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,808,080

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2032	$535	$549,641
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/2047	229	23,391
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/2036	1,400	1,403,108
South Carolina (State of) Ports Authority; Series 2015, RB (g)	5.25%	07/01/2050	1,905	2,121,903
Series 2015, RB (g)	5.25%	07/01/2055	1,085	1,194,422
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	4,500	5,066,640
				14,172,465

South Dakota–0.44%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,660	1,814,048
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,642,678
				3,456,726

Tennessee–1.10%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/2036	3,620	3,707,133
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/2027	4,550	4,915,547
				8,622,680

Texas–21.24%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/2021	2,375	2,397,467
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,750	1,968,312
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2018	1,875	2,052,056
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2019	2,200	2,463,824
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/2016	160	160,610
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2035	3,525	3,979,443
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/2030	1,700	1,915,509
Series 2014 A, Ref. RB (g)	5.25%	11/01/2026	1,000	1,183,950
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/2037	7,960	8,652,042
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/2032	1,000	1,124,110
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	1,200	1,422,036
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,550	1,695,483
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/2036	12,800	13,677,440
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2031	1,215	1,424,831
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	3,120	3,612,274
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (c)(d)(e)	5.00%	02/01/2017	5,025	5,284,340
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,360	1,372,050
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,307,774
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/2022	5	6,030
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,713,749
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB (d)(e)	5.50%	02/15/2017	1,650	1,747,498
Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,687,118

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

North Texas Tollway Authority; Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	$875	$960,339
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	125	134,478
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	875	967,111
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,245	1,376,061
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	136,238
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	175	191,301
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	4,300	4,730,473
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/2036	4,365	5,185,926
Series 2015 B, Ref. RB (c)	5.00%	01/01/2040	10,095	11,164,464
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,695	3,014,465
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/2035	1,250	1,417,525
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement RB	5.00%	03/01/2037	5,000	5,675,850
Series 2012, Ref. & Improvement RB	5.00%	03/01/2042	6,050	6,819,439
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,025,370
Series 2007, Retirement Facility RB	5.75%	11/15/2037	825	840,931
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/2037	7,000	7,328,580
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	650	663,150
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/2028	4,900	5,532,688
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2036	3,555	1,476,356
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2037	4,635	1,819,886
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)(d)(e)	5.00%	04/01/2018	8,700	9,523,803
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	3,780	4,137,475
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/2028	4,000	4,500,040
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,970	7,303,101
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,679,040
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,410	1,564,169
Series 2012, Gas Supply RB	5.00%	12/15/2029	1,325	1,456,745
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,860	5,311,397
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,000	2,348,220
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,500	1,865,670
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	3,285	3,336,706
				166,334,943

Utah–2.20%

University of Utah; Series 2013 A, RB (c)	5.00%	08/01/2043	14,235	16,088,682
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	1,100	1,129,777
				17,218,459

Virgin Islands–0.39%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	2,775	3,085,079

Virginia–1.23%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/2042	3,650	4,033,031
Series 2012, Sr. Lien RB (g)	6.00%	01/01/2037	1,000	1,150,320

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	$3,605	$3,815,063
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	615	634,096
				9,632,510

Washington–4.19%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2025	1,080	1,259,885
Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2026	1,175	1,364,351
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,950	1,985,568
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2032	2,000	2,317,680
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2041	13,370	15,254,234
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,495	3,767,330
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,525	1,909,178
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	2,325	2,428,463
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,552,760
				32,839,449

West Virginia–1.08%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/2022	250	257,263
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,290	1,345,857
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	1,500	1,591,155
Series 2008, RB	6.25%	10/01/2023	1,695	1,795,022
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/2034	1,630	1,797,629
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/2039	1,535	1,682,575
				8,469,501

Wisconsin–1.40%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/2020	2,000	2,397,920
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/2021	700	745,248
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/2037	625	665,975
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (e)	5.13%	08/15/2016	1,400	1,444,268
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,825	2,146,237
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(g)	5.30%	09/01/2023	839	872,468
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	921,098
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,545	1,751,829
				10,945,043

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.52%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/2035	$2,000	$2,006,900
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,850	2,088,424
				4,095,324
TOTAL INVESTMENTS(l)–165.63% (Cost $1,200,856,338)				1,297,088,754

FLOATING RATE NOTE OBLIGATIONS–(32.66)%

Notes with interest and fee rates ranging from 0.53% to 0.83% at 11/30/2015 and contractual maturities of collateral ranging from 06/01/2022 to 10/01/2052 (See Note 1D)(m)				(255,760,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.90)%				(273,300,000)
OTHER ASSETS LESS LIABILITIES–1.93%				15,093,076
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$783,121,830

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $23,543,894, which represented 3.01% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2015 was $11, which represented less than 1% of the Trust’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2015. At November 30, 2015, the Trust’s investments with a value of $445,698,733 are held by TOB Trusts and serve as collateral for the $255,760,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – (continued)

marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2015 was $124,604,092 and $132,544,697, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$99,434,242
Aggregate unrealized (depreciation) of investment securities	(4,654,234)
Net unrealized appreciation of investment securities	$94,780,008
Cost of investments for tax purposes is $1,202,308,746.

Invesco Trust for Investment Grade Municipals

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Trust for Investment Grade Municipals

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.